Borrowings - Schedule of Line of Credit (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Non-current liabilities
Non-current liabilities	RM 2,099,476	$ 469,104	RM 811,236
Current liabilities
Current liabilities	32,940,381	7,360,157	23,897,880
Total borrowings
Total borrowings	35,039,857	7,829,261	24,709,116
Hire Purchase Payable [Member]
Non-current liabilities
Non-current liabilities	171,382	38,293
Current liabilities
Current liabilities	78,618	17,566
Total borrowings
Total borrowings	250,000	55,859
Term Loan [Member]
Non-current liabilities
Non-current liabilities	1,928,094	430,811	811,236
Current liabilities
Current liabilities	143,944	32,163	131,220
Total borrowings
Total borrowings	2,072,038	462,974	942,456
Bank overdraft [Member]
Current liabilities
Current liabilities	1,465,600	327,472
Total borrowings
Total borrowings	1,465,600	327,472
Trade Financing [Member]
Current liabilities
Current liabilities	31,252,219	6,982,956	23,766,660
Total borrowings
Total borrowings	RM 31,252,219	$ 6,982,956	RM 23,766,660